Loss Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Loss Per Share
18.	LOSS PER SHARE

	For the Year Ended December 31
	2016	2017	2018
Basic and diluted loss per share	$(0.09)	$(0.32)	$(0.28)

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the Year Ended December 31
	2016	2017	2018
Loss used in the computation of basic and diluted loss per share	$(9,049,103)	$(39,891,978)	$(42,185,597)
Weighted-average number of ordinary shares in the computation of basic loss per share	105,027,040	124,424,960	149,739,242

If the outstanding employee share options issued by the Company are converted to ordinary shares, they are anti-dilutive and excluded from the computation of diluted earnings per share. For the year ended December 31, 2016, 34,678,664 weighted-average number of outstanding convertible preference shares and 12,884,672 weighted-average number of employee share options were excluded from the computation of diluted earnings/loss per share because their impact was anti-dilutive. Potential ordinary shares arising from the aforementioned anti-dilutive outstanding employee share options are 7,224,123 and 6,664,244 shares for the years end 2017 and 2018, respectively.